Related Party Transactions (Details Textual) - USD ($)			12 Months Ended
	Aug. 15, 2019	Sep. 05, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Revenues from related party				$ 1,240,708	$ 2,170,838
Repayments to related parties			636,008	8,959,411	6,699,036
Borrowing amount of related party			109,679	9,293,654	4,032,044
Description of related party transactions		The Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company's former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company's former customers directly.
IIG Ltd [Member]
Related Party Transactions (Textual)
Revenues from related party			0	1,240,708	2,170,838
Accounts receivable from related party			$ 0	0	$ 172,237
Nature of Relationship			Company under common control of Zhentao Jiang
Zhentao Jiang [Member]
Related Party Transactions (Textual)
Operating expenses			$ 61,864	419,645
Nature of Relationship			Director and principal shareholder
Wenjie Tang [Member]
Related Party Transactions (Textual)
Operating expenses			$ 61,864	419,645
Nature of Relationship			Chief Executive Officer ("CEO"), Director, and shareholder
Yufeng Mi [Member]
Related Party Transactions (Textual)
Nature of Relationship			Chief Technical Officer ("CTO") and shareholder
Bin Liu [Member]
Related Party Transactions (Textual)
Nature of Relationship			Former Chief Risk Officer ("CRO")
Guofu Zhang [Member]
Related Party Transactions (Textual)
Operating expenses			$ 61,864	$ 419,645
Nature of Relationship			Chief Financial Officer ("CFO")
Chengchun Zhang [Member]
Related Party Transactions (Textual)
Nature of Relationship			Chief Operational Officer ("COO") and principal shareholder
Haiyan Huang [Member]
Related Party Transactions (Textual)
Nature of Relationship			Legal representative of Lianyunagan AnYiWang
Zhenhua Li [Member]
Related Party Transactions (Textual)
Nature of Relationship			Legal representative of Hubei AnYiWang
Firebull Holdings Limited [Member]
Related Party Transactions (Textual)
Nature of Relationship			Company under common control of Wenjie Tang and Bin Cao
Nanjing Yunxinhe Software Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Nature of Relationship			Company formerly controlled by Zhentao Jiang and still significantly influenced by Zhentao Jiang
Beijing Maiteke Technology Co., Ltd.[Member]
Related Party Transactions (Textual)
Nature of Relationship			Company where Wenjie Tang assumed a key management position
Northnew Management Limited [Member]
Related Party Transactions (Textual)
Nature of Relationship			Company under common control of Zhentao Jiang
AGM Global Asset Management [Member]
Related Party Transactions (Textual)
Description of related party transactions	The Company recognized a loss in the amount of $16,537 for the year ended.
Bin Cao [Member]
Related Party Transactions (Textual)
Nature of Relationship			Chairman of the Board